UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.47%

AUSTRALIA — 42.69%
Amcor Ltd.	134,040	$1,273,916
Australia and New Zealand Banking Group Ltd.	53,385	1,425,813
Commonwealth Bank of Australia	20,310	1,352,642
David Jones Ltd.	638,235	1,546,517
Metcash Ltd.	588,135	1,820,985
National Australia Bank Ltd.	67,740	1,898,574
SP AusNet	1,567,155	1,659,603
Suncorp Group Ltd.	88,500	1,018,220
Sydney Airport	384,345	1,238,301
Telstra Corp. Ltd.	339,360	1,519,748
UGL Ltd.	137,370	897,498
Westpac Banking Corp.	57,015	1,580,583

		17,232,400
HONG KONG — 13.90%
Giordano International Ltd.	1,350,000	1,338,624
Hang Seng Bank Ltd.	67,500	1,033,126
PCCW Ltd.	2,625,000	1,194,820
VTech Holdings Ltd.[a]	133,500	2,043,293

		5,609,863
JAPAN — 13.39%
Asahi Glass Co. Ltd.	127,000	819,938
Eisai Co. Ltd.	24,000	1,011,438
NTT DOCOMO Inc.	825	1,254,003
Ono Pharmaceutical Co. Ltd.	17,300	1,106,370
TonenGeneral Sekiyu K.K.	126,000	1,214,458

		5,406,207
NEW ZEALAND — 9.77%
SKYCITY Entertainment Group Ltd.	361,680	1,206,214
Telecom Corp. of New Zealand Ltd.	1,529,055	2,738,366

		3,944,580
SINGAPORE — 19.72%
Keppel Corp. Ltd.[a]	113,000	918,050
Keppel Land Ltd.	405,000	1,173,084
SATS Ltd.	375,000	977,276
Singapore Post Ltd.[a]	1,380,000	1,424,467
Singapore Telecommunications Ltd.	405,000	1,249,382
SMRT Corp. Ltd.[a]	735,000	816,378
StarHub Ltd.	405,000	1,398,799

		7,957,436

TOTAL COMMON STOCKS
(Cost: $40,807,991)		40,150,486

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.50%

MONEY MARKET FUNDS — 5.50%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.16%[b,c,d]	2,076,245	$2,076,245
BlackRock Cash Funds: Prime, SL Agency Shares 0.13%[b,c,d]	132,951	132,951
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[b,c]	10,878	10,878

		2,220,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,220,074)		2,220,074

TOTAL INVESTMENTS IN SECURITIES — 104.97%
(Cost: $43,028,065)		42,370,560
Other Assets, Less Liabilities — (4.97)%		(2,005,724)

NET ASSETS — 100.00%		$40,364,836

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2013

Security	Shares	Value

COMMON STOCKS — 90.78%

BRAZIL — 5.83%
Banco do Brasil SA	211,200	$2,096,923
CCR SA	108,800	852,941
CPFL Energia SA	185,600	1,715,944
Light SA	217,600	1,686,822
Souza Cruz SA	57,600	693,228
Tractebel Energia SA	121,800	1,941,716

		8,987,574
CHILE — 2.23%
CAP SA	21,184	378,705
CorpBanca SA	175,503,616	1,743,626
Empresa Nacional de Telecomunicaciones SA	80,399	1,313,800

		3,436,131
CHINA — 8.39%
Anta Sports Products Ltd.[a]	3,136,000	3,542,246
Dongyue Group Ltd.[a]	4,800,000	1,856,783
Guangzhou R&F Properties Co. Ltd. Class H	870,400	1,353,520
PetroChina Co. Ltd. Class H	768,000	898,188
Shenzhen Investment Ltd.[a]	3,968,000	1,463,310
Shougang Fushan Resources Group Ltd.[a]	4,992,000	1,634,959
Zhejiang Expressway Co. Ltd. Class H	2,560,000	2,175,324

		12,924,330
CZECH REPUBLIC — 3.30%
CEZ AS	63,296	1,504,585
Komercni Banka AS	5,888	1,146,235
Telefonica O2 Czech Republic AS	162,240	2,426,132

		5,076,952
EGYPT — 0.63%
Commercial International Bank (Egypt) SAE SP GDR	198,400	969,779

		969,779
INDIA — 0.35%
Reliance Industries Ltd. SP GDR[a,b]	18,816	539,455

		539,455
INDONESIA — 2.76%
PT AKR Corporindo Tbk	1,472,000	619,450
PT Aneka Tambang (Persero) Tbk	16,800,000	1,896,181
PT Indo Tambangraya Megah Tbk	736,000	1,733,029

		4,248,660
MALAYSIA — 6.94%
Berjaya Sports Toto Bhd	1,197,388	1,542,874
British American Tobacco (Malaysia) Bhd	70,400	1,330,308
Kuala Lumpur Kepong Bhd	140,800	920,148
Malayan Banking Bhd	755,200	2,388,518

Security	Shares	Value

PPB Group Bhd	134,400	$617,312
Public Bank Bhd	185,600	987,502
Sime Darby Bhd	396,800	1,159,576
Telekom Malaysia Bhd	627,200	1,018,910
YTL Power International Bhd	1,452,800	725,504

		10,690,652
PHILIPPINES — 1.52%
Globe Telecom Inc.	62,080	2,337,113

		2,337,113
POLAND — 2.79%
KGHM Polska Miedz SA	78,720	2,727,915
Telekomunikacja Polska SA	659,968	1,565,882

		4,293,797
RUSSIA — 1.29%
Mobile Telesystems OJSC	240,000	1,987,130

		1,987,130
SOUTH AFRICA — 7.79%
African Bank Investments Ltd.	409,024	600,580
Barloworld Ltd.	65,216	539,734
Exxaro Resources Ltd.	86,038	1,325,919
Foschini Group Ltd. (The)	32,768	332,665
Grindrod Ltd.	326,400	754,631
Impala Platinum Holdings Ltd.	20,736	202,981
Kumba Iron Ore Ltd.	36,800	1,626,490
Lewis Group Ltd.[a]	279,054	1,639,531
Nampak Ltd.	306,816	987,706
PPC Ltd.	379,840	1,111,624
RMB Holdings Ltd.	201,664	826,254
Tiger Brands Ltd.	21,696	674,357
Truworths International Ltd.	82,112	692,992
Woolworths Holdings Ltd.	100,608	682,887

		11,998,351
SOUTH KOREA — 3.19%
Daishin Securities Co. Ltd.	245,300	1,945,500
Hyundai Marine & Fire Insurance Co. Ltd.	40,320	1,105,420
Korea Gas Corp.	7,552	419,471
KT Corp.	7,040	228,102
KT Corp. SP ADR	76,112	1,219,314

		4,917,807
TAIWAN — 28.74%
Ability Enterprise Co. Ltd.	1,664,000	1,337,348
AmTRAN Technology Co. Ltd.	2,112,000	1,479,066
China Bills Finance Corp.	9,344,000	3,552,318
China Steel Corp.	1,034,537	855,602
Chunghwa Telecom Co. Ltd.	448,000	1,432,751
Far EasTone Telecommunications Co. Ltd.	384,000	978,360
Farglory Land Development Co. Ltd.	1,280,000	2,326,380
Feng Hsin Iron & Steel Co. Ltd.	896,000	1,580,658
Formosa Chemicals & Fibre Corp.	592,740	1,474,610
Formosa Plastics Corp.	531,840	1,337,293
Formosan Rubber Group Inc.	2,688,000	2,115,512

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Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

July 31, 2013

Security	Shares	Value

Gigabyte Technology Co. Ltd.	2,368,000	$2,136,108
Highwealth Construction Corp.	896,000	1,998,980
HTC Corp.	384,000	2,042,519
Huaku Development Co. Ltd.	896,000	2,892,395
Inventec Corp.	1,728,475	1,302,704
Lite-On Technology Corp.	1,024,100	1,741,754
Nan Ya Plastics Corp.	576,000	1,210,145
Novatek Microelectronics Corp. Ltd.	256,000	1,131,176
Oriental Union Chemical Corp.	1,088,000	1,064,906
Taiwan Mobile Co. Ltd.	320,000	1,163,190
TSRC Corp.	960,500	1,742,491
U-Ming Marine Transport Corp.	1,024,000	1,550,351
UPC Technology Corp.	1,344,453	694,947
Wistron NeWeb Corp.	1,152,000	1,784,483
WPG Holdings Co. Ltd.	2,688,000	3,348,067

		44,274,114
THAILAND — 7.12%
Advanced Information Service PCL NVDR	204,800	1,864,792
Airports of Thailand PCL NVDR	198,400	1,128,281
Charoen Pokphand Foods PCL NVDR	992,000	887,412
Land and Houses PCL NVDR	3,797,000	1,225,230
PTT Global Chemical PCL NVDR	198,400	418,351
Shin Corp. PCL NVDR	1,260,800	3,504,460
Siam Cement PCL NVDR	64,000	936,486
Thai Oil PCL NVDR	512,000	997,828

		10,962,840
TURKEY — 7.91%
Ford Otomotiv Sanayi AS	238,528	3,401,491
Haci Omer Sabanci Holding AS	69,568	345,969
Tofas Turk Otomobil Fabrikasi AS	218,048	1,442,465
Turk Telekomunikasyon AS	637,312	2,290,117
Turk Traktor ve Ziraat Makineleri AS	87,624	2,729,157
Turkiye Petrol Rafinerileri AS	92,800	1,977,873

		12,187,072

TOTAL COMMON STOCKS
(Cost: $148,922,992)		139,831,757

PREFERRED STOCKS — 8.00%
BRAZIL — 8.00%
AES Tiete SA	358,400	3,539,579
Companhia de Transmissao de Energia Eletrica Paulista	153,600	2,280,489
Companhia Energetica de Minas Gerais	164,687	1,504,564
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,868,800	5,000,818

		12,325,450

TOTAL PREFERRED STOCKS
(Cost: $19,190,540)		12,325,450

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.20%

MONEY MARKET FUNDS — 5.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	7,306,161	$7,306,161
BlackRock Cash Funds: Prime, SL Agency Shares
0.13%[c,d,e]	467,844	467,844
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	234,189	234,189

		8,008,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,008,194)		8,008,194

TOTAL INVESTMENTS IN SECURITIES — 103.98%
(Cost: $176,121,726)		160,165,401
Other Assets, Less Liabilities — (3.98)%		(6,131,621)

NET ASSETS — 100.00%		$154,033,780

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

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Notes to Schedules of Investments  (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]
Asia/Pacific Dividend	iShares Asia/Pacific Dividend 30 Index Fund
Emerging Markets Dividend	iShares Emerging Markets Dividend Index Fund

[a]	The Funds changed their names effective July 1, 2013.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

1

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of July 31, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend	$43,213,379	$1,725,555	$(2,568,374)	$(842,819)
Emerging Markets Dividend	177,368,198	6,438,750	(23,641,547)	(17,202,797)

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

3

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	September 26, 2013

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 26, 2013